Significant Accounting Policies - Transfers of Financial Assets (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Gross proceeds from transfers of notes and accounts receivable trade	$ 3.3	$ 1.8	$ 2.2
Accounts receivable sold and derecognized that remain uncollected from customers	$ 1.0	$ 0.7	$ 0.4